091-18757

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Sec File No. 91 -		and 9 Copies		Expires:

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NYSE Arca, Inc.

SEC Mail Processing Section
MAR 25 2015
Washington DC
404

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Investment Company Units

4. Name of Underlying Instrument:
IQ Hedge Event-Driven Index

15000835

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
QED

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
NYSE, NASDAQ

8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

RECEIVED 2015 MAR 26 PM 1:01 SEC / MR

Name of Official Responsible for Form:
Martha Redding

Title:
Senior Counsel and Assistant Corporate Secretary

Telephone Number:
(212) 656-2938

Manual Signature of Official Responsible for Form:

March 25, 2015

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 25 2015

SEC 2449 (1/99)

NYSE

SEC
Mail Processing
Section

MAR 25 2015

Washington DC
404

Martha Redding
Senior Counsel
Assistant Corporate Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

Via Overnight Mail

March 25, 2015

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) Transmittal

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

Lattice Global Small Cap Strategy ETF (ROGS)
iShares Exponential Technologies ETF (XT)
IQ Hedge Long/Short Tracker ETF (QLS)
IQ Hedge Event-Driven Tracker ETF (QED)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

RECEIVED
2015 MAR 26 PM 12: 59
SEC / MR

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 25 2015